Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Incentive Stock Plans
Employment Benefit Plans

Note 9.  Incentive Stock Plans

In August 2013, Athlon adopted the Athlon Energy Inc. 2013 Incentive Award Plan (the “Plan”).  The principal purpose of the Plan will be to attract, retain and engage selected employees, consultants, and directors through the granting of equity and equity-based compensation awards.  Employees, consultants, and directors of Athlon and its subsidiaries are eligible to receive awards under the Plan.  The Compensation Committee will administer the Plan unless our Board of Directors assumes direct authority for administration.  The Plan provides for the grant of stock options (including non-qualified stock options and incentive stock options), restricted stock, dividend equivalents, stock payments, restricted stock units (“RSUs”), performance awards, stock appreciation rights, and other equity-based and cash-based awards, or any combination thereof.

Initially, the aggregate number of our shares of common stock available for issuance pursuant to awards granted under the Plan will be the sum of 8,400,000 shares, subject to adjustment as described below plus an annual increase on the first day of each calendar year beginning January 1, 2014 and ending on and including the last January 1 prior to the expiration date of the Plan, equal to the least of (i) 12,000,000 shares, (ii) 4% of the shares outstanding (on an as-converted basis) on the final day of the immediately preceding calendar year, and (iii) such smaller number of shares as determined by the Board of Directors.  This number will also be adjusted due to the following shares becoming eligible to be used again for grants under the Plan:

•                  shares subject to awards or portions of awards granted under the Plan which are forfeited, expire, or lapse for any reason, or are settled for cash without the delivery of shares, to the extent of such forfeiture, expiration, lapse or cash settlement; and

•                  shares that Athlon repurchases prior to vesting so that such shares are returned to Athlon.

The Plan does not provide for individual limits on awards that may be granted to any individual participant under the Plan.  Rather, the amount of awards to be granted to individual participants are determined by the Board of Directors or the Compensation Committee from time to time, as part of their compensation decision-making processes, provided, however, that the Plan does not permit awards having a grant date fair value in excess of $700,000 to be granted to Athlon’s non-employee directors in any year.

As of September 30, 2013, there were 7,776,087 shares available for issuance under the Plan.  During the nine months ended September 30, 2013, Athlon recorded non-cash stock-based compensation expense related to the Plan of $492,000, which was allocated to lease operating expense and general and administrative expense in the accompanying Consolidated Statements of Operations based on the allocation of the respective employees’ compensation.  During the nine months ended September 30, 2013, Athlon capitalized $37,000 of non-cash stock-based compensation expense related to the Plan as a component of “Proved properties, including wells and related equipment” in the accompanying Consolidated Balance Sheets.

RSUs vest over three years, subject to performance criteria for certain members of management.  The following table summarizes the changes in Athlon’s unvested RSUs for the nine months ended September 30, 2013:

Weighted -
Average
	Number of	Grant Date
	Shares	Fair Value
Outstanding at January 1	—	$—
Granted	623,913	32.21
Vested	—	—
Forfeited	—	—
Outstanding at September 30	623,913	32.21

As of September 30, 2013, there were 396,413 unvested RSUs, all of which were granted during September 2013, in which the vesting is dependent only on the passage of time and continued employment.  Additionally, as of September 30, 2013, there were 227,500 unvested RSUs, all of which were granted during September 2013, in which the vesting is dependent not only on the passage of time and continued employment, but also on the achievement of certain performance criteria.

None of Athlon’s unvested RSUs are subject to variable accounting.  As of September 30, 2013, Athlon had approximately $17.9 million of total unrecognized compensation cost related to unvested RSUs, which is expected to be recognized over a weighted-average period of approximately 2.8 years.

Class B Interests

Holdings’ limited partnership agreement provided for the issuance of Class B limited partner interests.  As discussed in “Note 1. Formation of the Company and Description of Business”, in connection with Holdings’ corporate reorganization, the holders of the Class B limited partner interests in Holdings exchanged their interests for common stock of Athlon subject to the same conditions and vesting terms.  Upon the consummation of Athlon’s IPO on August 1, 2013, the remaining unvested common stock awards, which were formerly Class B interests in Holdings, vested and Athlon recognized non-cash equity-based compensation expense of approximately $1.5 million.

During the nine months ended September 30, 2013 and 2012, Athlon recorded approximately $1.3 million and $186,000, respectively, of non-cash equity-based compensation expense related to Class B interests, which was allocated to lease operating expense and general and administrative expenses in the accompanying Consolidated Statements of Operations based on the allocation of the respective employees’ compensation.  During the nine months ended September 30, 2013 and 2012, Athlon capitalized approximately $421,000 and $68,000, respectively, of non-cash stock-based compensation expense related to Class B interests as a component of “Proved properties, including wells and related equipment” in the accompanying Consolidated Balance Sheets.

Note 8. Employee Benefit Plans

401(k) Plan

        Athlon made contributions to its 401(k) plan, which is a voluntary and contributory plan for eligible employees based on a percentage of employee contributions, of approximately $454 thousand and $219 thousand during 2012 and 2011, respectively. Athlon's 401(k) plan does not allow employees to invest in securities of Athlon.

Class B Limited Partner Interests

        Holdings' limited partnership agreement provides for the issuance of Class B limited partner interests. The Class B interests entitle the holder to participate in the net profits of Holdings, but are subject to various performance criteria. Class A interest holders are entitled to a return of their initial investment plus interest compounded at 8% annually (the "Class A Preference Amount"). Upon the occurrence of a liquidity event and after the Class A Preference Amount has been satisfied, 80% and 20% of the remaining net profits will be distributed to holders of Class A interests and Class B interests, respectively. The Class B interests vest over four or five years or upon certain performance thresholds being met by Holdings. Class B interests can also vest on the occurrence of certain events such as a change in control or in some cases upon termination of employment with Holdings. The total number of Class B interests that may be issued pursuant to the partnership agreement is 100,000. As of December 31, 2012, there were 6,200 Class B interests available for issuance under the partnership agreement. Class B interests that are forfeited will again become available for issuance under the partnership agreement.

        Management evaluated the terms of the Class B interests granted during 2010, in particular the potential impact of the performance criteria on the potential value of the Class B interests, and concluded that any compensation expense related to those grants would have been nominal. Management had independent valuations of its Class B interests granted during 2012 and 2011 and recorded approximately $152 thousand and $106 thousand, respectively, of non-cash equity-based compensation expense, which was allocated to LOE and general and administrative expenses in the accompanying Consolidated Statements of Operations based on the allocation of the respective employees' cash compensation. During 2012, Athlon also capitalized approximately $93 thousand of non-cash stock-based compensation expense as a component of "Proved properties, including wells and related equipment" in the accompanying Consolidated Balance Sheets.

        The fair value of Class B interests granted was estimated on the grant date using an option pricing model based on the following assumptions for the periods indicated:

	Year Ended December 31,
	2012	2011
Expected volatility	47%	44%
Expected dividend yield	0%	0%
Expected term (in years)	1.52	1.65
Risk-free interest rate	0.23%	0.35%
Weighted-average grant date fair value per interest	$128.94	$134.84

        The expected volatility was calculated based on the average historical volatility of each company in Athlon's peer group based on historical stock price data. The expected term of the Class B interests was based on expectations about future behavior. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the grant date for a period of time commensurate with the expected term of the Class B interests.

        The following table summarizes the changes in Holdings' Class B interests for the periods indicated:

	Year Ended December 31,
	2012		2011
	Number of Class B Interests	Weighted- Average Grant Date Fair Value	Number of Class B Interests	Weighted- Average Grant Date Fair Value
Outstanding at beginning of period	68,662	$15.93	82,153	$—
Granted	2,195	128.94	9,050	134.84
Vested	(20,375)	11.32	(19,046)	3.11
Forfeited	(270)	140.72	(3,495)	19.13

Outstanding at end of year	50,212	22.07	68,662	15.93

        The following table provides information regarding the expected vesting of Holdings' outstanding Class B interests at December 31, 2012:

	Year of Vesting
Year of Grant	2013	2014	2015	2016	2017	Total
2010	18,664	14,497	8,664	—	—	41,825
2011	1,711	1,711	1,711	1,329	—	6,462
2012	385	385	385	385	385	1,925

Total	20,760	16,593	10,760	1,714	385	50,212

        As of December 31, 2012, Athlon had approximately $1.0 million of total unrecognized compensation cost related to unvested Class B interests, which is expected to be recognized over a weighted-average period of approximately 3.7 years. During 2012 and 2011, there were 20,375 and 19,046, respectively, Class B interests that vested, the total fair value of which was approximately $231 thousand and $59 thousand, respectively.